Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal:
Current		$ 3	$ 0	$ 0
Deferred		8	8	(10)
Total federal		11	8	(10)
State:
Current		0	0	0
Deferred		1	2	(2)
Total state		1	2	(2)
Foreign:
Current		3	0	0
Deferred		1	4	3
Total foreign		4	4	3
Total income tax expense (benefit)	[1]	$ 16	$ 14	$ (9)

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.